Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	JPMorgan Trust I
Prospectus Date	rr_ProspectusDate	Mar. 01, 2018
Supplement [Text Block]	jpmt1_SupplementTextBlock

J.P. MORGAN INTERNATIONAL EQUITY FUNDS

JPMorgan Intrepid European Fund

(All Share Classes)

(a series of JPMorgan Trust I)

Supplement dated May 17, 2018

to the Summary Prospectuses, Prospectus

and Statement of Additional Information

dated March 1, 2018, as supplemented

On May 16, 2018, the Board of Trustees of JPMorgan Trust I (the "Trust") approved changes to the name of the JPMorgan Intrepid European Fund (the "Fund").

Effective July 31, 2018 (the "Effective Date"), the name of the Fund will change from the "JPMorgan Intrepid European Fund" to the "JPMorgan Europe Dynamic Fund." On the Effective Date, all references in the Summary Prospectuses, Prospectus and Statement of Additional Information to the "JPMorgan Intrepid European Fund" shall be replaced with the "JPMorgan Europe Dynamic Fund." No modifications will made to the Fund's investment strategy or process in connection with this change.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE SUMMARY

PROSPECTUSES, PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE

JPMorgan Intrepid European Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	jpmt1_SupplementTextBlock

J.P. MORGAN INTERNATIONAL EQUITY FUNDS

JPMorgan Intrepid European Fund

(All Share Classes)

(a series of JPMorgan Trust I)

Supplement dated May 17, 2018

to the Summary Prospectuses, Prospectus

and Statement of Additional Information

dated March 1, 2018, as supplemented

On May 16, 2018, the Board of Trustees of JPMorgan Trust I (the "Trust") approved changes to the name of the JPMorgan Intrepid European Fund (the "Fund").

Effective July 31, 2018 (the "Effective Date"), the name of the Fund will change from the "JPMorgan Intrepid European Fund" to the "JPMorgan Europe Dynamic Fund." On the Effective Date, all references in the Summary Prospectuses, Prospectus and Statement of Additional Information to the "JPMorgan Intrepid European Fund" shall be replaced with the "JPMorgan Europe Dynamic Fund." No modifications will made to the Fund's investment strategy or process in connection with this change.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE SUMMARY

PROSPECTUSES, PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE